Annual Total Returns (Vanguard Mega Cap Index Fund - Institutional Shares Institutional) (Vanguard Mega Cap Index Fund, Vanguard Mega Cap Index Fund - Institutional Shares)	18 Months Ended
Feb. 28, 2013
Vanguard Mega Cap Index Fund | Vanguard Mega Cap Index Fund - Institutional Shares
Annual Total Return
2012	16.13%
2011	2.34%
2010	13.84%
2009	25.46%